Shareholder Report, Holdings (Details) - C000005547	Oct. 31, 2024
U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Federal Reserve Bank of New York
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Nordea Bank
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Canadian Imperial Bank of Commerce
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Erste Finance Delaware
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Toronto-Dominion Bank
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Credit Agricole
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNP Paribas Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Ecmc Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Asset Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	12.30%
U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Insurance Company Funding Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.10%
U.S. Government Agency Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Other Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%